Strategic Investments - The Green Organic Dutchman Holdings Ltd. (Details)				12 Months Ended
	Sep. 27, 2018 CAD ($) $ / shares	May 02, 2018 CAD ($) day $ / shares shares	Jan. 04, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year $ / shares shares	Jun. 30, 2018 CAD ($) year $ / shares shares	Sep. 04, 2019 shares	Jun. 30, 2017 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in subsidiaries, joint ventures and associates				$ 118,845,000	$ 334,442,000		$ 0
Gains (losses) recognised in profit or loss, fair value measurement, assets				144,368,000	0
Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfer (to) from investment in associates				(3,413,000)	(108,572,000)
Financial assets				86,409,000	124,942,000		11,363,000
Unrealized gain (loss) on changes in fair value				(17,725,000)	162,062,000
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfer (to) from investment in associates				280,702,000	(56,367,000)
Financial assets				143,248,000	$ 59,188,000		$ 14,845,000
TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in associates accounted for using equity method		$ 133,200,000
TGOD | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in subsidiaries, joint ventures and associates	$ 131,000,000
Transfer (to) from investment in associates	$ 275,300,000
Quoted stock price (in CAD per share) | $ / shares	$ 6.94
Gains (losses) recognised in profit or loss, fair value measurement, assets				$ 144,400,000
Number of shares sold (in shares) | shares				10,841,250
Proceeds from issue of ordinary shares				$ 47,400,000
Average share price (in CAD per share)				4.37
Gain on deemed disposal of significant influence investment				$ (28,300,000)
Total shareholdings (in shares) | shares				28,833,334	39,674,584	0
Financial assets				$ 93,100,000
Closing stock price (in A$ per share) | $ / shares				$ 3.23
Unrealized gain (loss) on changes in fair value				$ (135,200,000)
Subscription Receipts | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of units purchased (in shares) | shares			33,333,334
Purchase price per unit (in CAD per share) | $ / shares			$ 1.65
Purchase of financial instruments, classified as investing activities			$ 55,000,000
Number of common shares in each unit (in shares) | shares			1
Number of warrants in each unit (in shares) | shares			0.5
Exercise price of warrants (in CAD per share) | $ / shares			$ 3.00
Financial assets purchased, shares, lock-up period			6 months
Financial assets purchased, warrants, lock-up period			12 months
Milestone Options | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investor rights agreement, milestone options, allowed pro rata interest			50.00%
Investor rights agreement, milestone options, conversion price, percentage discount to listed market price			1000.00%
Financial assets purchased, milestone options, allowed ownership interest		50.00%
Financial assets purchased, milestone options, percentage discount to listed market price		10.00%
Gains (losses) recognised in profit or loss, fair value measurement, assets				(27,600,000)
Participation Rights | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of units purchased (in shares) | shares		6,341,250
Purchase price per unit (in CAD per share) | $ / shares		$ 3.65
Number of common shares in each unit (in shares) | shares		1
Number of warrants in each unit (in shares) | shares			0.5
Exercise price of warrants (in CAD per share) | $ / shares		$ 7.00
Purchase of interest in investment in associate		$ 23,100,000
Financial assets purchased, warrants, minimum volume weighted average price (in CAD per share) | $ / shares		$ 9.00
Financial assets purchased, warrants, minimum volume weighted average price, consecutive trading day period | day		10
Composition of financial assets purchased, number of shares exercisable per warrant (in shares) | shares		3,170,625
Warrants | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of share purchase warrants and milestone options received (in shares) | shares		19,837,292
Subscription Receipt Warrants | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares		$ 3.00
Composition of financial assets purchased, number of shares exercisable per warrant (in shares) | shares		16,666,667
Fair value of financial instrument				$ 23,500,000
Number of warrants held by entity (in shares) | shares				16,666,667
Subscription Receipt Warrants and Milestone Options | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Quoted stock price (in CAD per share) | $ / shares					$ 1.41
Gains (losses) recognised in profit or loss, fair value measurement, assets				$ (71,500,000)
Closing stock price (in A$ per share) | $ / shares					$ 6.47
Fair value of financial instrument					$ 95,000,000
Interest rate, significant unobservable inputs, assets					2.30%
Dividend yield				0.00%
Historical stock price volatility					60.00%
Expected life | year					2.52
Participation Right Warrants | TGOD | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets				$ (3,800,000)
Closing stock price (in A$ per share) | $ / shares				$ 3.23	$ 6.47
Fair value of financial instrument				$ 600,000	$ 4,500,000
Number of warrants held by entity (in shares) | shares				3,170,625
Interest rate, significant unobservable inputs, assets				1.77%	2.21%
Dividend yield				0.00%	0.00%
Historical stock price volatility				74.56%	60.00%
Expected life | year				0.84	1.84
Investments accounted for using equity method | TGOD
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of common shares acquired (in shares) | shares		39,674,584